Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 12, 2017
to
Prospectus
dated May 1, 2017
for
Group Variable Universal Life Insurance Contracts

This supplement describes changes to the following three sections of the prospectus: 1) Death Claim Settlement Options, 2) Cost of Insurance, and 3) Monthly Deductions from the Certificate.

1) Death Claim Settlement Options

Effective June 9, 2017, there are updates Death Claim Settlement Option Section. Delete the first 5 paragraphs of the Death Claim Settlement Options section on page 27 and replace it with the following paragraphs.

Death Claim Settlement Options

Prudential may make a range of settlement and payment options available to group life insurance beneficiaries but does not provide recommendations or investment advice regarding a claimant’s choice. The following settlement and payment options are also available (please note availability of options is subject to change):

The Alliance Account

One method of paying group life insurance benefits of certain amounts as established by Prudential (currently $5,000 or more) is through an Alliance Account whereby funds are held by Prudential. When the claim is paid, the full amount of life insurance proceeds payable to the claimant is paid in a single distribution by the establishment of an interest-bearing Alliance Account in the beneficiary’s name. The beneficiary can access all funds immediately by writing a draft for the entire amount, may leave funds in the account as long as desired, and generally preserve the ability to transfer all or some funds to other settlement options as available.

The Alliance Account begins earning interest immediately and continues earning interest until all funds are withdrawn or the account is closed based on any minimum balance requirement, in which event a close-out check is sent to the beneficiary. Interest is accrued daily, compounded daily, and credited monthly. The interest rate may change at any time, subject to a minimum rate applicable for successive 90 day periods, and is adjusted at Prudential’s discretion based on variable economic factors (including but not limited to, prevailing market rates for short term demand deposit accounts, bank money market rates and Federal Reserve interest rates) and may be more or less than the rate Prudential earns on the funds in the account.

The Alliance Account is backed by the financial strength of The Prudential Insurance Company of America. It is not FDIC insured because it is not a bank account or a bank product. The Alliance Account is not available for payments less than $5,000, payments to individuals residing outside the United States and its territories, and certain other payments. These payments will be paid by check. Beneficiaries may wish to consult a tax advisor regarding interest earned on the account. Prudential’s Alliance Account is a registered trademark of The Prudential Insurance Company of America.

If the beneficiary elects one of these settlement options, the tax treatment of the Death Benefit may be different than it would have been had the option not been elected. Please consult your tax advisor for advice.

You should refer to When Proceeds Are Paid for additional information about when Death Benefits are paid.

GVULSUP150

2) Cost of Insurance

Effective July 3, 2017, there are updates to the Cost of Insurance section. Delete the 7th paragraph on page 13 and replace it with the following paragraphs.

Regardless of how often your premium is paid, the Cost of Insurance Charge for your coverage will generally be withdrawn from your Fund on the Monthly Deduction Date provided there is sufficient money available. To prevent your Certificate from lapsing, you must ensure that there is enough money in your Fund, minus any Certificate debt and administrative charges, to cover each month's Cost of Insurance Charge when due. Under some group plans, we may deduct the Cost of Insurance Charge upon receipt of the premium payments from the Group Contract Holder

If you remit your premium directly to Prudential and there is insufficient monies in your Fund to pay the entire month’s Cost of Insurance Charge for your coverage, Prudential may withdraw the available monies from your Fund and provide you with notice that your Certificate has gone into default and the 61-day grace period had begun as of the premium due date. We will also inform you of the additional premium due. Unless the entire premium due amount is received by Prudential before the end of the 61-day grace period, your Certificate will lapse for nonpayment of premium. See the Monthly Deductions from the Certificate Fund and Lapse sections.

3) Monthly Deductions from the Certificate Fund

Effective July 3, 2017, there are updates to the Monthly Deductions from the Certificate Fund section. Delete the 2nd paragraph on page 14 and replace it with the following paragraphs.

Generally, we will deduct these charges from your Certificate Fund on the Monthly Deduction Date. If your Certificate Fund balance is not at least equal to the monthly charges on the Monthly Deduction Date, we will withdraw the available monies from your Certificate Fund.  If sufficient premium is not received within 25 days of the Monthly Deduction Date, we will send an overdue notice indicating that your Certificate is in default and the 61-day grace period began as of the premium due date and how much must be paid to stop your Certificate from lapsing for nonpayment of premium.  We will send the overdue notice to the last known address we have on file for you if you remit your premium directly to Prudential or to the Group Contract Holder if premium is remitted for you by the Group Contract Holder.  The required payment must be received by the later of 61 days after the premium due date and 30 days after the date we mailed the overdue notice. If the required payment is not received within this time period, your Certificate will end and have no value.  See the Lapse section.

GVULSUP150

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 12, 2017
to Special Features of the Group Contract Prospectus dated May 1, 2017 for
Group Variable Universal Life Insurance Contracts
for
Ingersoll Rand

Effective July 3, 2017, remove the When Monthly Charges are Deducted and the If you make routine premium payments directly to Prudential section.

Please refer to the Group Variable Universal Life Insurance Prospectus’s Monthly Deductions from the Certificate Fund section for more information.

GVULSUP151

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 12, 2017
to Special Features of the Group Contract Prospectus dated May 1, 2017 for
Group Variable Universal Life Insurance Contracts
for
JP Morgan Chase & Company

Effective July 3, 2017, remove the When Monthly Charges are Deducted and the If you make routine premium payments directly to Prudential section.

Please refer to the Group Variable Universal Life Insurance Prospectus’s Monthly Deductions from the Certificate Fund section for more information.

GVULSUP152

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 12, 2017
to Special Features of the Group Contract Prospectus dated May 1, 2017 for
Group Variable Universal Life Insurance Contracts
for
KPMG LLP Retirees and Terminated Partners Prior to 11/5/2003

Effective July 3, 2017, remove the When Monthly Charges are Deducted and the If you make routine premium payments directly to Prudential section.

Please refer to the Group Variable Universal Life Insurance Prospectus’s Monthly Deductions from the Certificate Fund section for more information.

GVULSUP153

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 12, 2017
to Special Features of the Group Contract Prospectus dated May 1, 2017 for
Group Variable Universal Life Insurance Contracts
for
Mayo Clinic

Effective July 3, 2017, add the following paragraph immediately after the 1st paragraph in the Monthly Charges section.

If payment is not received within 25 days of the payroll deduction date, we will deduct the charges from your Certificate Fund. The payroll deduction date is the first and fifteenth day of the month.

GVULSUP154

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 12, 2017
to Special Features of the Group Contract Prospectus dated May 1, 2017 for
Group Variable Universal Life Insurance Contracts
for
Mayo Clinic Retirees on or after 01/01/2010

Effective July 3, 2017, add the following paragraph immediately after the 1st paragraph in the Monthly Charges section.

If payment is not received within 25 days of the payroll deduction date, we will deduct the charges from your Certificate Fund. The payroll deduction date is the first and fifteenth day of the month.

GVULSUP155

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 12, 2017
to Special Features of the Group Contract Prospectus dated May 1, 2017 for
Group Variable Universal Life Insurance Contracts
for
The New Jersey Judicial Retirement System (JRS)

This supplement describes changes to the following two sections of the prospectus: 1) Fee Tables and 2) When Monthly Charges are Deducted.

1)	Fee Tables

Delete the Periodic Charges Other Than The Funds’ Operating Expenses Fee Table on Page 3 and replace with with the following table.

Periodic Charges Other Than The Funds’ Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Account Charge for Variable Investment Options (for Mortality and Expense Risk)	Daily	Maximum - 0.90%[1] of the amount of assets in the variable investment options. Current - 0.45%[1] of the amount of assets in the variable investment options.
Charge for Administrative Expenses	Bi-weekly	Maximum - $2.77 Current - $2.00
*Cost of Insurance[2]
Minimum and Maximum Guaranteed Charge	Monthly	Certificates effective on or before 12/31/2008: Maximum - $83.33 Minimum - $0.18 Representative guaranteed charge - $0.96[4] Certificates effective on or after 01/01/2009: Maximum - $50.48 Minimum - $0.10
Charge for a Representative Participant		Representative guaranteed charge - 0.63[5]
Net Interest on Loans[6]	Annually	2%
*Additional Insurance Benefits[3]
Spouse and Child Dependents Term Life Insurance	Monthly	Maximum - $2.00[7] Minimum - $2.00[7]
Representative current charge - $2.00[8]

2) When Monthly Charges are Deducted
Effective July 3, 2017, there are updates to the When Monthly Charges are Deducted section. Replace section with the following paragraph.

GVULSUP156

For participants who are not direct billed, if payment is not received within 25 days of the beginning of the payroll cycle we will deduct the charges from your Certificate Fund. The payroll cycle is bi-weekly.

GVULSUP156

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 12, 2017
to Special Features of the Group Contract Prospectus dated May 1, 2017 for
Group Variable Universal Life Insurance Contracts
for
Willis Towers Watson

Effective July 3, 2017, remove the When Monthly Charges are Deducted, If you make routine premium payments by automatic payroll deduction through Willis Towers Watson, and the If you make routine premium payments directly to Prudential sections.

Please refer to the Group Variable Universal Life Insurance Prospectus’s Monthly Deductions from the Certificate Fund section for more information.

GVULSUP157

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 12, 2017
to Special Features of the Group Contract Prospectus dated May 1, 2017 for
Group Variable Universal Life Insurance Contracts
for
Yellow Roadway

Replace the first paragraph under the Monthly Charges section with the following paragraph.

Prudential deducts a monthly charge for the cost of insurance for administrative expenses from your Certificate Fund.

GVULSUP158